Loans and Allowance for Credit Losses - Allowance for Credit Losses and Balances in Loan Portfolio (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 16,037,000	$ 15,065,000	$ 7,619,000	$ 15,685,000	$ 7,619,000
Charge-offs	(328,000)		(131,000)	(452,000)	(271,000)
Recoveries	171,000		63,000	244,000	176,000
Provision	272,000	(415,000)		675,000	(106,000)
Ending balance	16,152,000	14,582,000	15,065,000	16,152,000	14,582,000
Individually evaluated for impairment		72,000			72,000	$ 60,000
Collectively evaluated for impairment		14,510,000			14,510,000	15,625,000
Individually evaluated for credit loss	87,000			87,000
Collectively evaluated for credit loss	16,065,000			16,065,000		1,410,653,000
Individually evaluated for impairment						2,079,000
Collectively evaluated for impairment						1,408,574,000
Individually evaluated for credit loss	2,492,000			2,492,000
Collectively evaluated for credit loss	1,435,035,000			1,435,035,000
Acquired with deteriorated credit quality						0
Loans	1,437,527,000			1,437,527,000		1,410,653,000
Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			7,165,000		7,165,000
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	97,000	136,000	144,000	94,000	144,000
Charge-offs	0		0	0	0
Recoveries	0		0	0	0
Provision	15,000	(58,000)		18,000	(80,000)
Ending balance	112,000	78,000	136,000	112,000	78,000
Individually evaluated for impairment		1,000			1,000	2,000
Collectively evaluated for impairment		77,000			77,000	92,000
Individually evaluated for credit loss	1,000			1,000
Collectively evaluated for credit loss	111,000			111,000		49,210,000
Individually evaluated for impairment						54,000
Collectively evaluated for impairment						49,156,000
Individually evaluated for credit loss	27,000			27,000
Collectively evaluated for credit loss	45,247,000			45,247,000
Acquired with deteriorated credit quality						0
Loans	45,274,000			45,274,000		49,210,000
Agricultural [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			14,000		14,000
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	2,243,000	3,020,000	1,361,000	2,216,000	1,361,000
Charge-offs	0		0	(1,000)	0
Recoveries	2,000		2,000	11,000	29,000
Provision	(84,000)	(126,000)		(65,000)	(81,000)
Ending balance	2,161,000	2,896,000	3,020,000	2,161,000	2,896,000
Individually evaluated for impairment		34,000			34,000	6,000
Collectively evaluated for impairment		2,862,000			2,862,000	2,210,000
Individually evaluated for credit loss	7,000			7,000
Collectively evaluated for credit loss	2,154,000			2,154,000		229,915,000
Individually evaluated for impairment						136,000
Collectively evaluated for impairment						229,779,000
Individually evaluated for credit loss	151,000			151,000
Collectively evaluated for credit loss	223,880,000			223,880,000
Acquired with deteriorated credit quality						0
Loans	224,031,000			224,031,000		229,915,000
Commercial and Industrial [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			1,587,000		1,587,000
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	918,000	913,000	310,000	823,000	310,000
Charge-offs	(328,000)		(131,000)	(451,000)	(271,000)
Recoveries	166,000		59,000	226,000	129,000
Provision	39,000	44,000		197,000	176,000
Ending balance	795,000	885,000	913,000	795,000	885,000
Individually evaluated for impairment		0			0	0
Collectively evaluated for impairment		885,000			885,000	823,000
Individually evaluated for credit loss	0			0
Collectively evaluated for credit loss	795,000			795,000		36,541,000
Individually evaluated for impairment						2,000
Collectively evaluated for impairment						36,539,000
Individually evaluated for credit loss	4,000			4,000
Collectively evaluated for credit loss	32,807,000			32,807,000
Acquired with deteriorated credit quality						0
Loans	32,811,000			32,811,000		36,541,000
Consumer Portfolio Segment [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			541,000		541,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	9,167,000	7,837,000	4,822,000	8,820,000	4,822,000
Charge-offs	0		0	0	0
Recoveries	0		0	0	13,000
Provision	194,000	(600,000)		541,000	(604,000)
Ending balance	9,361,000	7,237,000	7,837,000	9,361,000	7,237,000
Individually evaluated for impairment		1,000			1,000	1,000
Collectively evaluated for impairment		7,236,000			7,236,000	8,819,000
Individually evaluated for credit loss	1,000			1,000
Collectively evaluated for credit loss	9,360,000			9,360,000		786,921,000
Individually evaluated for impairment						29,000
Collectively evaluated for impairment						786,892,000
Individually evaluated for credit loss	383,000			383,000
Collectively evaluated for credit loss	803,830,000			803,830,000
Acquired with deteriorated credit quality						0
Loans	804,213,000			804,213,000		786,921,000
Commercial Real Estate Portfolio Segment [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			3,006,000		3,006,000
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	49,000	72,000	63,000	58,000	63,000
Charge-offs	0		0	0	0
Recoveries	0		0	0	0
Provision	0	(2,000)		(9,000)	(13,000)
Ending balance	49,000	70,000	72,000	49,000	70,000
Individually evaluated for impairment		0			0	0
Collectively evaluated for impairment		70,000			70,000	58,000
Individually evaluated for credit loss	0			0
Collectively evaluated for credit loss	49,000			49,000		20,936,000
Individually evaluated for impairment						0
Collectively evaluated for impairment						20,936,000
Individually evaluated for credit loss	0			0
Collectively evaluated for credit loss	18,751,000			18,751,000
Acquired with deteriorated credit quality						0
Loans	18,751,000			18,751,000		20,936,000
Construction Real Estate [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			20,000		20,000
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	3,513,000	3,087,000	906,000	3,644,000	906,000
Charge-offs	0		0	0	0
Recoveries	3,000		2,000	7,000	5,000
Provision	108,000	287,000		(27,000)	455,000
Ending balance	3,624,000	3,376,000	3,087,000	3,624,000	3,376,000
Individually evaluated for impairment		36,000			36,000	51,000
Collectively evaluated for impairment		3,340,000			3,340,000	3,593,000
Individually evaluated for credit loss	78,000			78,000
Collectively evaluated for credit loss	3,546,000			3,546,000		267,730,000
Individually evaluated for impairment						1,858,000
Collectively evaluated for impairment						265,872,000
Individually evaluated for credit loss	1,927,000			1,927,000
Collectively evaluated for credit loss	273,951,000			273,951,000
Acquired with deteriorated credit quality						0
Loans	275,878,000			275,878,000		267,730,000
Residential Portfolio Segment [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			2,010,000		2,010,000
Loans To Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	50,000	0	0	30,000	0
Charge-offs	0		0	0	0
Recoveries	0		0	0	0
Provision	0	40,000		20,000	40,000
Ending balance	50,000	40,000	0	50,000	40,000
Individually evaluated for impairment		0			0	0
Collectively evaluated for impairment		40,000			40,000	30,000
Individually evaluated for credit loss	0			0
Collectively evaluated for credit loss	50,000			50,000		19,400,000
Individually evaluated for impairment						0
Collectively evaluated for impairment						19,400,000
Individually evaluated for credit loss	0			0
Collectively evaluated for credit loss	36,569,000			36,569,000
Loans	$ 36,569,000			$ 36,569,000		$ 19,400,000
Loans To Other Financial Institutions [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			0		0
Unallocated Financing Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		0	13,000		13,000
Charge-offs			0		0
Recoveries			0		0
Provision		0			0
Ending balance		0	0		0
Individually evaluated for impairment		0			0
Collectively evaluated for impairment		$ 0			0
Unallocated Financing Receivables [Member] | Cumulative Effect of Change in Accounting Principle [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance			$ (13,000)		$ (13,000)